Shareholder Report, Holdings (Details)	Mar. 31, 2025
SMALLCAP World Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class A [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class A [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class C [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class C [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class T [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class T [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class T [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class T [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class T [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class T [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class T [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class T [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class F-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class F-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class F-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class F-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class F-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class F-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class F-1 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class F-1 [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class F-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class F-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class F-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class F-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class F-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class F-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class F-2 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class F-2 [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class F-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class F-3 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class F-3 [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class 529-A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class 529-A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class 529-A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class 529-A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class 529-A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class 529-A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class 529-A [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class 529-A [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class 529-A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class 529-C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class 529-C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class 529-C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class 529-C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class 529-C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class 529-C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class 529-C [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class 529-C [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class 529-E [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class 529-E [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class 529-E [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class 529-E [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class 529-E [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class 529-E [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class 529-E [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class 529-E [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class 529-T [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class 529-T [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class 529-T [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class 529-T [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class 529-T [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class 529-T [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class 529-T [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class 529-T [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class 529-T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class 529-F-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class 529-F-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class 529-F-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class 529-F-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class 529-F-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class 529-F-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class 529-F-1 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class 529-F-1 [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class 529-F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class 529-F-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class 529-F-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class 529-F-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class 529-F-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class 529-F-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class 529-F-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class 529-F-2 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class 529-F-2 [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class 529-F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class 529-F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class 529-F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class 529-F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class 529-F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class 529-F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class 529-F-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class 529-F-3 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class 529-F-3 [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class 529-F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class R-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class R-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class R-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class R-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class R-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class R-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class R-1 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class R-1 [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class R-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class R-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class R-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class R-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class R-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class R-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class R-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class R-2 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class R-2 [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class R-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class R-2E [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class R-2E [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class R-2E [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class R-2E [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class R-2E [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class R-2E [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class R-2E [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class R-2E [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class R-2E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class R-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class R-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class R-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class R-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class R-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class R-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class R-3 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class R-3 [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class R-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class R-4 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class R-4 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class R-4 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class R-4 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class R-4 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class R-4 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class R-4 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class R-4 [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class R-4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund Class R-5E [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund Class R-5E [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund Class R-5E [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund Class R-5E [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund Class R-5E [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund Class R-5E [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund Class R-5E [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund Class R-5E [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund Class R-5E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class R-5 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class R-5 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class R-5 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class R-5 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class R-5 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class R-5 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class R-5 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class R-5 [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class R-5 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SMALLCAP World Fund - Class R-6 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.37%
SMALLCAP World Fund - Class R-6 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALLCAP World Fund - Class R-6 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
SMALLCAP World Fund - Class R-6 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
SMALLCAP World Fund - Class R-6 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
SMALLCAP World Fund - Class R-6 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SMALLCAP World Fund - Class R-6 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
SMALLCAP World Fund - Class R-6 [Member] | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class R-6 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%